Shareholder’s Equity (Details) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Shareholder’s Equity [Line Items]
Share of capital stock authorized		160,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Class A Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares designated	[1]	137,634,560	137,634,560
Common stock shares issued	[1]	7,634,560	7,634,560
Common stock, shares outstanding	[1]	7,634,560	7,634,560
Class B Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares designated	[1]	12,365,440	12,365,440
Common stock shares issued	[1]	12,365,440	12,365,440
Common stock, shares outstanding	[1]	12,365,440	12,365,440
Common Stock [Member]
Shareholder’s Equity [Line Items]
Share of capital stock authorized		150,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares designated		150,000,000
Common stock shares issued		20,000,000
Common stock, shares outstanding		20,000,000
Common Stock [Member] | Class A Common Stock [Member]
Shareholder’s Equity [Line Items]
Share of capital stock authorized		137,634,560
Common Stock [Member] | Class B Common Stock [Member]
Shareholder’s Equity [Line Items]
Share of capital stock authorized		12,365,440
Preferred Stock [Member]
Shareholder’s Equity [Line Items]
Share of capital stock authorized		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).